Warrants (Details Narrative) (USD $)	0 Months Ended									3 Months Ended		9 Months Ended		12 Months Ended		0 Months Ended	3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended
	Aug. 01, 2013	Oct. 29, 2012	Oct. 05, 2012	Aug. 15, 2012	May 09, 2012	Apr. 30, 2012	Jan. 23, 2012	Mar. 23, 2011	Jan. 26, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Warrant [Member]	Sep. 30, 2013 Warrant [Member]	Sep. 30, 2013 Warrant [Member]	Sep. 30, 2013 Warrant Two [Member]	Sep. 30, 2013 Warrant Two [Member]
Warrants issued:
Warrants issued to vendors	150,000	454,863	1,010,000	960,000		100,000	533,000	800,000	384,000					533,000
Term		5 years						5 years
Fair Value Assumptions:
Fair Value Assumptions, Expected Volitility Rate		58.00%	66.00%				54.00%	68.00%	68.00%
Fair Value Assumptions, Expected Volitility Rate, minimum		57.00%
Fair Value Assumptions, Risk-Free Interest Rate		0.35%	9.00%				1.20%	2.07%	2.40%
Fair Value Assumptions, Risk-Free Interest Rate, minimum		0.31%
Fair Value Assumptions Exercise Price		$ 0.98	$ 0.99				$ 1.59	$ 0.625	$ 0.25
Fair Value Assumptions, Warrants Expected Term		2 years 6 months	6 years 3 months				6 years 3 months	5 years	6 years 3 months					6 years 3 months	6 years 3 months
Warrants, recognized expense		$ 115,162						$ 73,768		$ 71,237	$ 50,314	$ 131,381	$ 116,584	$ 153,376	$ 46,737			$ 130,928	$ 57,779	$ 57,779
Pricing model used in calculation of grant-date fair value		Black-Scholes Model						Black-Scholes Model						Black-Scholes Model	Black-Scholes Model
Proceeds, warrants exercised								500,000
Date warrants exercised					May 09, 2012			May 09, 2012						May 09, 2012
Warrants vesting schedule		Warrants vest according to the following schedule: 75,813 shares vest immediately and 75,810 shares vest at the end of every thirty day period thereafter until the warrant is 100% vested.						Warrants were fully vested at the date of grant
Date warrants expire	2016-08-01	2017-10-29
Remaining contractual life	2 years 10 months 2 days	4 years 1 month 5 days										9 years 1 month 4 days				4 years 9 months 18 days
Exercise price	$ 1.00	$ 0.98	$ 0.99				$ 1.59	$ 0.625	$ 0.25
Intrinsic value of warrants outstanding														$ 636,338		$ 49,277	$ 99,827	$ 99,827
Term	3 years	5 years						5 Years 0 Months